Crypto Assets Held (Tables)	12 Months Ended
Dec. 31, 2025
Crypto Assets Held [Abstract]
Schedule of the Crypto Assets Company consist	The crypto assets of the Company consist of the following:
	December 31, 2024			December 31, 2025
	Units	Fair value (USD)	Cost basis (USD)	Units	Fair value (USD)	Cost basis (USD)
Bitcoin	497	45,718,280	46,469,779	3	256,946	254,990
USDT	14,305,267	14,275,226	14,277,369	11,364,488	11,351,306	11,367,092
Ethereum	9	30,457	22,622	9	26,877	37,877
Other crypto assets	*	3,855	2,951	*	5,396	4,364
Total crypto assets held		60,027,818	60,772,721		11,640,525	11,664,323
*	Not meaningful.

Schedule of the Following Table Summarizes Crypto Assets Activities

The following table summarizes crypto assets activities for the year ended December 31, 2024 and 2025:

(in USD)	Bitcoin	USDT	ETH & Others	Total
Balance as of January 1, 2024	1,176,690	4,334,566	248,599	5,759,855
Crypto assets received as revenue	—	46,808,313	—	46,808,313
Crypto assets paid as costs and expenses	(4,393)	(22,618,470)	(10,922)	(22,633,785)
Loans borrowed from related party	—	579,960,843	—	579,960,843
Loans repaid to related party	—	(575,345,884)	—	(575,345,884)
Loans provided to customer	—	(614,343,955)	—	(614,343,955)
Loans repaid by customer	—	605,472,804	—	605,472,804
Collateral received from customer	1,176,240,978	—	—	1,176,240,978
Collateral returned to customer	(762,374,581)	—	—	(762,374,581)
Collateral pledged to related party	(1,197,477,498)	—	—	(1,197,477,498)
Collateral returned from related party	829,400,586	—	—	829,400,586
Acquisition of investment	—	(4,993,550)	—	(4,993,550)
Deemed repayment to the Parent Group	—	(5,266,264)	—	(5,266,264)
Deposit/(withdrawal) of custodial crypto assets, net	(235,472)	(136,818)	(1,442)	(373,732)
BTC loan payment collected from related party(i)	—	335,362,834	—	335,362,834
BTC loan payment remitted to customer(i)	—	(326,916,796)	—	(326,916,796)
BTC loan repayment collected from customer(i)	—	117,964,950	—	117,964,950
BTC loan repayment returned to related party(i)	—	(120,792,421)	—	(120,792,421)
BTC loan collateral collected from customer(i)	132,084,182	—	—	132,084,182
BTC loan collateral remitted to related party(i)	(132,084,182)	—	—	(132,084,182)
BTC loan collateral collected from related party(i)	477,374,745	7,635,956	—	485,010,701
BTC loan collateral returned to customer(i)	(477,374,745)	(7,635,956)	—	(485,010,701)
BTC loan interest collected from customer(i)	—	15,641,145	—	15,641,145
BTC loan interest remitted to related party(i)	—	(15,641,145)	—	(15,641,145)
Fund inflows between customers and related party through shared accounts(ii)	5,967,527	28,569,980	—	34,537,507
Fund outflows between customers and related party through shared accounts(ii)	(5,967,527)	(31,314,943)	—	(37,282,470)
Proceeds of amount due to related party(iii)	1,156	54,383	—	55,539
Repayment of amount due to related party(iii)	(257,687)	(2,522,203)	(210,662)	(2,990,552)
Unrealized fair value (gain)/loss on crypto assets	(751,499)	(2,143)	8,739	(744,903)
Balance as of December 31, 2024	45,718,280	14,275,226	34,312	60,027,818
Crypto assets received as revenue	—	48,207,213	—	48,207,213
Crypto assets paid as cost and expenses	—	(33,179,554)	—	(33,179,554)
Crypto assets received as other income	1,457,397	5,073,387	3,327	6,534,111
Crypto assets paid as other expense	(96,574)	(56,429)	(14,746)	(167,749)
Loans borrowed from related party	—	1,133,182,866	—	1,133,182,866
Loans repaid to related party	—	(508,068,759)	—	(508,068,759)
Loans provided to related party	—	(278,419,042)	—	(278,419,042)
Loans provided to customers	—	(887,879,223)	—	(887,879,223)
Loans repaid by customers	—	593,182,363	—	593,182,363
Collateral received from related party	279,888,518	—		279,888,518
Collateral received from customers	1,780,758,378	111,503,998	8,789,640	1,901,052,016
Collateral returned to customers	(1,688,071,446)	(109,163,405)	(8,789,597)	(1,806,024,448)
Collateral pledged to related party	(2,103,891,348)	—	—	(2,103,891,348)
Collateral returned from related party	1,685,386,710	—	—	1,685,386,710
Deposit (withdrawal)/deposit of custodial crypto assets, net	(912,018)	(1,005,909)	1,886	(1,916,041)
Margin loan payment collected from related party(i)	—	536,399,831	—	536,399,831
Margin loan payment remitted to customer(i)	—	(521,201,516)	—	(521,201,516)
Margin loan repayment collected from customer(i)	—	463,850,261	—	463,850,261
Margin loan repayment returned to related party(i)	—	(485,637,648)	—	(485,637,648)
Margin loan collateral collected from customer(i)	568,972,170	15,026,561	—	583,998,731
Margin loan collateral remitted to related party(i)	(568,972,170)	—	—	(568,972,170)
Margin loan collateral collected from related party(i)	1,011,354,658	—	—	1,011,354,658
Margin loan collateral returned to customer(i)	(1,011,477,928)	(15,024,186)	—	(1,026,502,114)
Margin loan interest collected from customer(i)	—	58,015,708	—	58,015,708
Margin loan interest remitted to related party(i)	—	(58,015,708)	—	(58,015,708)
Proceeds of amount due to related party(iii)	140,457	4,343,097	26,883	4,510,437
Repayment of amount due to related party(iii)	—	(1,737,302)	(9,142)	(1,746,444)
Conversion of proprietary crypto assets to fiat currency	(94)	(9,262,898)	(322)	(9,263,314)
USDT payment to related party for Purchasing XAUT	—	(104,073,507)	—	(104,073,507)
Proceeds from capital injection	—	41,031,667	—	41,031,667
Unrealized fair value loss/(gain) on crypto assets	1,956	(15,786)	(9,968)	(23,798)
Balance as of December 31, 2025	256,946	11,351,306	32,273	11,640,525